Income Tax Matters, Tax Uncertainties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of changes in the gross unrecognized tax benefits:
Gross unrecognized tax benefits	$ 15.0	$ 15.6	$ 15.8
Gross increases for tax positions of prior years	0.1	0	1.6
Gross decreases for tax positions of prior years	0	0	(1.6)
Gross increases for tax positions of current years	0.4	0.4	0.4
Settlements	(0.5)	0	(2.8)
Gross decrease for tax positions relating to lapse of a statute of limitation	(0.9)	(1.7)	0
Foreign currency translation	(0.4)	0.7	2.2
Gross unrecognized tax benefits	13.7	15.0	15.6
Unrecognized tax benefits, income tax penalties and interest accrued:
Payment relating to Canadian Provincial income tax assessment	1.3		7.9
Increase (decrease) in interest and penalty	0	0.4	(3.2)
Accrued interest and penalty on unrecognized tax benefits	6.6	6.6
Foreign currency impact on gross unrecognized tax benefit including interest and penalty	0.2	(0.5)	(1.5)
Accrued interest and penalty on unrecognized tax benefits, current	0	0.4
FIN 48 [Member]
Unrecognized tax benefits, income tax penalties and interest accrued:
Foreign currency impact on gross unrecognized tax benefit including interest and penalty	$ 0.3	$ (0.6)	$ (2.7)